REVENUE AND COST OF SALES (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
REVENUE AND COST OF SALES
Production costs	$ 7,952	$ 9,228	$ 26,095	$ 23,939
Write down of equipment and materials and supplies inventory	182	4	566	95
Depreciation and depletion	773	720	2,390	2,067
Total cost	$ 8,907	$ 9,952	$ 29,051	$ 26,101